SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 310,147	$ 310,147	$ 310,147
Less: Accumulated depreciation	(307,402)	(304,881)	(243,157)
Property and equipment, net	2,745	5,266	66,990
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	32,261	32,261	32,261
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 277,886	$ 277,886	$ 277,886